REVENUES	12 Months Ended
Dec. 31, 2025
REVENUES
REVENUES

12.REVENUES

The Group defines enterprise customers who contributed revenues of RMB50,000 or more annually as key accounts, who contributed revenues between RMB5,000 and RMB50,000 annually as mid-sized accounts, and who contributed revenues of RMB5,000 or less annually as small-sized accounts. Revenues by source are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Online recruitment services to enterprise customers	5,889,101	7,270,026	8,192,714
—Key accounts	1,261,718	1,771,638	2,070,533
—Mid-sized accounts	2,130,881	2,543,363	2,666,365
—Small-sized accounts	2,496,502	2,955,025	3,455,816
Others	62,927	85,651	74,804
Total	5,952,028	7,355,677	8,267,518

For revenues from online recruitment services to enterprise customers, RMB4,340.4 million, RMB5,575.2 million and RMB6,594.7 million were recognized over time for the years ended December 31, 2023, 2024 and 2025, respectively; RMB1,548.7 million, RMB1,694.8 million and RMB1,598.0 million were recognized at a point in time for the years ended December 31, 2023, 2024 and 2025, respectively.